SCHEDULE OF CREDIT RISK (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Gross carrying amount	$ 3,015,429	$ 1,638,529	$ 4,963,636
Allowance for credit losses	(893,848)	(167,177)
Other receivables	2,296,947	2,695,154
Other receivables	(162,498)
Restricted bank deposits	253,188	592,652
Cash and bank balances	966,807	2,963,301	$ 3,979,416	$ 5,082,587
12-month expected credit losses [member] | AA+ [member]
IfrsStatementLineItems [Line Items]
Cash and bank balances	966,807	2,963,301
Cash and bank balances
12-month expected credit losses [member] | Low [member]
IfrsStatementLineItems [Line Items]
Other receivables	2,134,449	2,695,154
Other receivables
12-month expected credit losses [member] | AA [member]
IfrsStatementLineItems [Line Items]
Gross restricted bank deposits	253,188	592,652
Restricted bank deposits
Lifetime expected credit losses [member] | Expected credit losses individually assessed [member] | Low [member]
IfrsStatementLineItems [Line Items]
Gross carrying amount	2,366	136,006
Allowance for credit losses	(47)
Lifetime expected credit losses [member] | Expected credit losses individually assessed [member] | Watch list [member]
IfrsStatementLineItems [Line Items]
Gross carrying amount	2,517,075	1,405,627
Allowance for credit losses	(397,813)	(70,281)
Lifetime expected credit losses [member] | Expected credit losses individually assessed [member] | Doubtful [member]
IfrsStatementLineItems [Line Items]
Gross carrying amount	396,070	96,896
Allowance for credit losses	(396,070)	(96,896)
Lifetime expected credit losses [member] | Expected credit losses individually assessed [member] | Loss [member]
IfrsStatementLineItems [Line Items]
Gross carrying amount	99,918
Allowance for credit losses	(99,918)
Lifetime expected credit loss [member] | Loss [member]
IfrsStatementLineItems [Line Items]
Other receivables	162,498
Other receivables	$ (162,498)
Low risk [member]
IfrsStatementLineItems [Line Items]
Description of internal credit risk	The counterparty has a low risk of default and does not have any past-due amounts
Low risk [member] | Other financial assets [member] | 12-month expected credit losses [member]
IfrsStatementLineItems [Line Items]
Information on how entity determined that financial assets are credit-impaired	12-month ECL
Low risk [member] | Financial instruments not credit-impaired [member] | Trade receivables [member]
IfrsStatementLineItems [Line Items]
Information on how entity determined that financial assets are credit-impaired	Lifetime ECL – not credit- impaired
Watch list [member]
IfrsStatementLineItems [Line Items]
Description of internal credit risk	Debtor frequently repays after due dates but usually settle in full
Watch list [member] | Other financial assets [member] | 12-month expected credit losses [member]
IfrsStatementLineItems [Line Items]
Information on how entity determined that financial assets are credit-impaired	12-month ECL
Watch list [member] | Financial instruments not credit-impaired [member] | Trade receivables [member]
IfrsStatementLineItems [Line Items]
Information on how entity determined that financial assets are credit-impaired	Lifetime ECL – not credit- impaired
Doubtful [member]
IfrsStatementLineItems [Line Items]
Description of internal credit risk	There have been significant increases in credit risk since initial recognition through information developed internally or external resources
Doubtful [member] | Financial instruments not credit-impaired [member] | Trade receivables [member]
IfrsStatementLineItems [Line Items]
Information on how entity determined that financial assets are credit-impaired	Lifetime ECL – not credit-impaired
Doubtful [member] | Financial instruments not credit-impaired [member] | Other financial assets [member]
IfrsStatementLineItems [Line Items]
Information on how entity determined that financial assets are credit-impaired	Lifetime ECL - not credit-impaired
Loss [member]
IfrsStatementLineItems [Line Items]
Description of internal credit risk	There is evidence indicating the asset is credit impaired
Loss [member] | Financial instruments credit-impaired [member] | Trade receivables [member]
IfrsStatementLineItems [Line Items]
Information on how entity determined that financial assets are credit-impaired	Lifetime ECL – credit-impaired
Loss [member] | Financial instruments credit-impaired [member] | Other financial assets [member]
IfrsStatementLineItems [Line Items]
Information on how entity determined that financial assets are credit-impaired	Lifetime ECL - credit impaired
Write-off [member]
IfrsStatementLineItems [Line Items]
Description of internal credit risk	There is evidence indicating that the debtor is in severe financial difficulty and the Company has no realistic prospect of recovery
Write-off [member] | Trade receivables [member]
IfrsStatementLineItems [Line Items]
Information on how entity determined that financial assets are credit-impaired	Amount is written off
Write-off [member] | Other financial assets [member]
IfrsStatementLineItems [Line Items]
Information on how entity determined that financial assets are credit-impaired	Amount is written off